Investments	6 Months Ended
Sep. 30, 2021
Investments

3. Investments
Available-for-sale
and
held-to-maturity
securities
The amortized cost, net of allowance for credit losses, gross unrealized gains and losses, and fair value of available-for-sale
and
held-to-maturity
securities at March 31, 2021 and September 30, 2021 are as follows:

	Amortized cost (4)(5)	Gross unrealized gains	Gross unrealized losses	Fair value

	(in millions of yen)
March 31, 2021

Available-for-sale securities:
Debt securities:

Japanese government bonds	20,953,200	1,945	34,562	20,920,583
Japanese local government bonds	463,673	544	658	463,559
U.S. Treasury bonds and federal agency securities	906,499	4,440	46	910,893
Other foreign government bonds	1,505,770	1,975	209	1,507,536
Agency mortgage-backed securities (1)	512,720	8,746	687	520,779
Residential mortgage-backed securities	70,111	761	188	70,684
Commercial mortgage-backed securities	709,938	6,196	39	716,095
Japanese corporate bonds and other debt securities	1,897,117	10,537	3,574	1,904,080
Foreign corporate bonds and other debt securities (2)	837,675	2,577	1,426	838,826

Total	27,856,703	37,721	41,389	27,853,035

Held-to-maturity securities:
Debt securities:
Japanese government bonds	479,959	9,555	—	489,514
Agency mortgage-backed securities (3)	407,190	10,178	3,273	414,095

Total	887,149	19,733	3,273	903,609

September 30, 2021

Available-for-sale securities:
Debt securities:
Japanese government bonds	19,029,022	498	26,477	19,003,043
Japanese local government bonds	494,716	713	486	494,943
U.S. Treasury bonds and federal agency securities	1,070,555	3,269	69	1,073,755
Other foreign government bonds	1,331,043	783	889	1,330,937
Agency mortgage-backed securities (1)	591,778	8,467	853	599,392
Residential mortgage-backed securities	63,273	706	137	63,842
Commercial mortgage-backed securities	760,959	6,182	224	766,917
Japanese corporate bonds and other debt securities	1,977,235	9,962	2,774	1,984,423
Foreign corporate bonds and other debt securities (2)	880,838	1,601	979	881,460

Total	26,199,419	32,181	32,888	26,198,712

Held-to-maturity securities:
Debt securities:
Japanese government bonds	479,970	7,437	—	487,407
Agency mortgage-backed securities (3)	915,678	7,203	6,705	916,176

Total	1,395,648	14,640	6,705	1,403,583

Notes:
(1)
Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥520,746 million and ¥33 million, respectively, at March 31, 2021, and ¥599,359 million and ¥33 million, respectively, at September 30, 2021. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.

(2)
Other debt securities presented in this line primarily consist of Foreign negotiable certificates of deposit (“NCDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥
275,661 million at March 31, 2021, and ¥287,612 million at September 30, 2021.

(3)	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.

(4)	Amortized cost, net of the allowance for credit losses, of which the amounts related to available-for-sale securities were ¥13,617 million at March 31, 2021, and ¥11,466 million at September 30, 2021.
(5)	Accrued interest receivables are excluded from amortized cost, of which the amount were ¥10,379 million at March 31, 2021, and ¥8,951 million at September 30, 2021 and included in Accrued income.
Contractual maturities
The amortized cost, net of allowance for credit losses, and fair value of available-for-sale
and
held-to-maturity
securities at September 30, 2021 are shown in the table below based on their contractual maturities. Expected maturities may differ from contractual maturities because some securities are not due at a single maturity date, and some securities, such as mortgage-backed securities, contain embedded call or prepayment options.

Amortized cost	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total

	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	11,112,193	6,466,555	1,182,864	267,410	19,029,022
Japanese local government bonds	41,016	241,693	204,491	7,516	494,716
U.S. Treasury bonds and federal agency securities	422,693	647,862	—	—	1,070,555
Other foreign government bonds	917,929	410,999	1,059	1,056	1,331,043
Agency mortgage-backed securities	—	—	—	591,778	591,778
Residential mortgage-backed securities	—	—	—	63,273	63,273
Commercial mortgage-backed securities	34,244	338,785	385,530	2,400	760,959
Japanese corporate bonds and other debt securities	103,494	996,194	333,038	544,509	1,977,235
Foreign corporate bonds and other debt securities	515,116	292,020	68,649	5,053	880,838

Total	13,146,685	9,394,108	2,175,631	1,482,995	26,199,419

Held-to-maturity securities:
Debt securities:
Japanese government bonds	—	479,970	—	—	479,970
Agency mortgage-backed securities	—	—	—	915,678	915,678

Total	—	479,970	—	915,678	1,395,648

Fair value	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total

	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	11,111,775	6,460,865	1,166,584	263,819	19,003,043
Japanese local government bonds	41,027	241,790	204,570	7,556	494,943
U.S. Treasury bonds and federal agency securities	423,719	650,036	—	—	1,073,755
Other foreign government bonds	917,972	410,850	1,059	1,056	1,330,937
Agency mortgage-backed securities	—	—	—	599,392	599,392
Residential mortgage-backed securities	—	—	—	63,842	63,842
Commercial mortgage-backed securities	34,263	340,915	389,302	2,437	766,917
Japanese corporate bonds and other debt securities	103,477	996,501	332,963	551,482	1,984,423
Foreign corporate bonds and other debt securities	515,240	292,089	69,078	5,053	881,460

Total	13,147,473	9,393,046	2,163,556	1,494,637	26,198,712

Held-to-maturity securities:
Debt securities:
Japanese government bonds	—	487,407	—	—	487,407
Agency mortgage-backed securities	—	—	—	916,176	916,176

Total	—	487,407	—	916,176	1,403,583

Credit losses
The MHFG Group recognized no material allowance for credit loss on available-for-sale
securities at April 1, 2020, which increased to ¥8 billion on September 30, 2020. The increase was due mainly to an increase of credit losses for certain Japanese corporate bonds and other debt securities. The MHFG Group allowance for credit losses on available-for-sale securities on September 30, 2021 was ¥11 billion, a decrease of ¥3 billion compared to ¥14 billion on April 1, 2021. The decrease was due mainly to a decrease of credit losses for certain Japanese corporate bonds and other debt securities, not due to the reduction or sale of securities during the period. Allowance for credit losses on held-to-maturity securities on April 1 and September 30, 2020 and April 1 and September 30, 2021 were zero because held-to-maturity
securities consist of Japanese government bond and agency
mortgage-backed
securities like Ginnie Mae securities. See Note 1 “Basis of presentation” for further details of the methodology used to determine the allowance for credit losses
.
Continuous unrealized loss position
The following table shows the gross unrealized losses, net of allowance for credit losses, and fair value of available-for-sale
securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2021 and September 30, 2021:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

	(in millions of yen)
March 31, 2021

Available-for-sale securities:
Debt securities:
Japanese government bonds	9,998,772	1,924	4,058,718	32,638	14,057,490	34,562
Japanese local government bonds	125,058	323	130,384	335	255,442	658
U.S. Treasury bonds and federal agency securities	38,625	46	—	—	38,625	46
Other foreign government bonds	576,415	209	—	—	576,415	209
Agency mortgage-backed securities (Note)	70,088	120	36,989	567	107,077	687
Residential mortgage-backed securities	9,270	52	11,435	136	20,705	188
Commercial mortgage-backed securities	12,530	6	10,351	33	22,881	39
Japanese corporate bonds and other debt securities	278,698	953	843,026	2,621	1,121,724	3,574
Foreign corporate bonds and other debt securities	233,405	1,426	—	—	233,405	1,426

Total	11,342,861	5,059	5,090,903	36,330	16,433,764	41,389

September 30, 2021

Available-for-sale securities:
Debt securities:
Japanese government bonds	13,200,228	4,197	1,977,981	22,280	15,178,209	26,477
Japanese local government bonds	93,142	137	147,795	349	240,937	486
U.S. Treasury bonds and federal agency securities	39,048	69	—	—	39,048	69
Other foreign government bonds	622,377	856	66,431	33	688,808	889
Agency mortgage-backed securities (Note)	81,466	253	61,604	600	143,070	853
Residential mortgage-backed securities	6,862	28	12,074	109	18,936	137
Commercial mortgage-backed securities	42,905	184	9,786	40	52,691	224
Japanese corporate bonds and other debt securities	488,973	830	690,315	1,944	1,179,288	2,774
Foreign corporate bonds and other debt securities	266,866	328	60,191	651	327,057	979

Total	14,841,867	6,882	3,026,177	26,006	17,868,044	32,888

Note:
Agency mortgage-backed securities presented in this line consist of Japanese agency mortgage-backed securities, of which the fair values were ¥107,077 million at March 31, 2021, and ¥143,070 million at September 30, 2021. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

At September 30, 2021, the MHFG Group did not intend to sell the debt securities in an unrealized loss position and it was not more likely than not that the Group would be required to sell them before the recovery of their amortized cost bases. For Japanese government bonds, U.S. Treasury bonds and federal agency securities and Agency mortgage-backed securities, their entire amortized cost bases were expected to be recovered since the unrealized losses had not resulted from credit deterioration, but primarily from changes in interest rates. For the debt securities other than those described above, except for the securities for which credit losses have been recognized in income, the Group determined that their entire amortized cost bases were expected to be recovered, after considering various factors such as the extent to which their fair values were below their amortized cost bases, the external and/or internal ratings and the present values of cash flows expected to be collected. Based on the aforementioned evaluation, except for the securities for which credit losses have been recognized in income, the Group determined that the debt securities in an unrealized loss position were not considered credit losses.
Realized gains and losses
The following table shows the realized gains and losses on sales of available-for-sale
securities for the six months ended September 30, 2020 and 2021. See “Consolidated Statements of Cash Flows (Unaudited)” for the proceeds from sales of investments.

	Six months ended September 30,
	2020	2021

	(in millions of yen)
Gross realized gains	5,101	4,687
Gross realized losses	(3,694)	(3,925)

Net realized gains (losses) on sales of available-for-sale securities	1,407	762

Equity securities
Equity securities include securities which have readily determinable fair values, securities which qualify for the practical expedient to estimate fair value using the net asset value per share (or its equivalent), and securities which are without readily determinable fair values. Equity securities which have readily determinable fair values mainly consist of common stock of Japanese listed companies. Equity securities which are measured based on the net asset value per share (or its equivalent) consist of private equity and real estate funds. Equity securities without readily determinable fair values include non-marketable
stock including preferred stock issued by equity method investees
.
Net gains and losses
The following table shows the details of the net gains and losses on Equity securities for the six months ended September 30, 2020 and 2021:

	Six months ended September 30,
	2020	2021

	(in millions of yen)
Net gains (losses) recognized during the period on equity securities	266,119	135,070
Less: Net gains (losses) recognized during the period on equity securities sold during the period	34,985	29,552

Unrealized gains (losses) recognized during the reporting period on equity securities still held at the reporting period	231,134	105,518

Equity securities without readily determinable fair values
The following table shows carrying amounts of equity securities without readily determinable fair values, for which the measurement alternative is used, and cumulative amounts due to downward adjustments and impairments and upward adjustments, at March 31, 2021 and September 30, 2021:

	March 31, 2021	September 30, 2021

	(in millions of yen)
Carrying amounts at the end of the period	186,146	208,869
Downward adjustments and impairments	5,087	6,580
Upward adjustments	9,216	24,126
The following table shows amounts recognized in earnings during the period due to downward adjustments and impairments and upward adjustments for equity securities without readily determinable fair values.

	Six months ended September 30,
	2020	2021

	(in millions of yen)
Downward adjustments and impairments	1,411	1,704
Upward adjustments	34	14,950
The MHFG Group elected to measure all equity securities without readily determinable fair values, which do not qualify for the practical expedient to estimate fair value, using the measurement alternative, which is made on an instrument-by-instrument
basis. Under the measurement alternative, equity securities are carried at cost plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar securities of the same issuer. In addition, the MHFG Group assesses whether these equity securities are impaired. Impairment is primarily based on a liquidation value technique that considers the financial condition, credit ratings, and near-term prospects of the issuers. When the observable price changes or impairments exist, the securities are adjusted to fair value, with the full difference between the fair value of the security and its carrying amount recognized in earnings.
Other investments
The following table summarizes the composition of Other investments at March 31, 2021 and September 30, 2021:

	March 31, 2021	September 30, 2021

	(in millions of yen)
Equity method investments	460,025	493,573
Investments held by consolidated investment companies and other	55,321	60,728

Total	515,346	554,301

Equity method investments
Investments in investees over which the MHFG Group has the ability to exert significant influence are accounted for using the equity method of accounting. Such investments included marketable equity securities with carrying values of ¥229,156 million and ¥247,864 million, at March 31, 2021 and September 30, 2021, respectively. The aggregate market values of these marketable equity securities were ¥424,267 million and ¥449,650 million, respectively. The majority of the aggregate market values of these marketable equity securities include Orient Corporation, the Chiba Kogyo Bank, Ltd., Joint Stock Commercial Bank for Foreign Trade of Vietnam and Mizuho Leasing Company, Limited of which the MHFG Group’s proportionate share of the total outstanding common stock were
49.00%, 16.89%, 15.00% and 23.49
%, respectively, as of September 30, 2021. In addition, equity method investments include non-marketable equity securities such as Matthews International Capital Management, LLC and Custody Bank of Japan, Ltd. of which the MHFG Group’s proportionate share of the total outstanding common stock were
16.31% and 27.00%, respectively, as of September 30, 2021
.
Investments held by consolidated investment companies
The MHFG Group consolidates certain investment companies over which it has control through either ownership or other means. Investment companies are subject to specialized industry accounting which requires investments to be carried at fair value, with changes in fair value recorded in earnings. The MHFG Group maintains this specialized industry accounting for investments held by consolidated investment companies, which consist of marketable and non-marketable
investments.